Goodwill and Other Intangible Assets (Schedule Of Gross Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,982	$ 1,210
Accumulated Amortization	612	502
Indefinite-lived intangible assets	856	143
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	829	116
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	27	27
Purchased Technology and Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,840	1,162
Accumulated Amortization	578	473
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	115	22
Accumulated Amortization	16	13
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	21	19
Accumulated Amortization	16	14
Licenses, Distribution Agreements and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6	7
Accumulated Amortization	$ 2	$ 2